Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1
Amount of Registration Fee	$ (0)
Offering Note

(1)	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
(2)	Represents the proposed maximum aggregate offering price of securities that may be sold under this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock
Amount Registered | shares	1
Amount of Registration Fee	$ (0)
Offering Note

(1)	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
(2)	Represents the proposed maximum aggregate offering price of securities that may be sold under this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	1
Amount of Registration Fee	$ (0)
Offering Note

(1)	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
(2)	Represents the proposed maximum aggregate offering price of securities that may be sold under this registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	1
Amount of Registration Fee	$ (0)
Offering Note

(1)	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
(2)	Represents the proposed maximum aggregate offering price of securities that may be sold under this registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount Registered | shares	1
Amount of Registration Fee	$ (0)
Offering Note

(1)	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
(2)	Represents the proposed maximum aggregate offering price of securities that may be sold under this registration statement.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	All of the Above
Amount Registered | shares	1
Maximum Aggregate Offering Price	$ 200,000,000
Amount of Registration Fee	$ 30,620
Offering Note

(1)	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
(2)	Represents the proposed maximum aggregate offering price of securities that may be sold under this registration statement.